Fair Value of Assets and Liabilities - Summary of Liabilities Recorded at Carrying Value (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair value and carrying value of the Company's debt instruments
Notes payable - Fair value	$ 32.0	$ 25.6
Notes payable - Carrying value	32.0	25.6
Long-term debt - Fair Value	613.0	483.6
Long-term debt - Carrying value	606.2	477.3
Total debt instruments - Fair value	645.0	509.2
Total debt instruments - Carrying value	$ 638.2	$ 502.9